CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	3,710,000	618,000	398,000
Common Stock, shares outstanding	3,710,190	618,000	398,000